July 21, 2004

EDGAR

United States Securities and
Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Form N-CSR
     John Hancock Preferred Income Fund III (the "Registrant")

     File Nos. 811-21287

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is the Registrant's Form N-CSR filing for the period ending May 31, 2004.

If you have any questions or comments regarding this filing, please contact the undersigned at (617) 375-1513.

Sincerely,


/s/Alfred P. Ouellette
Alfred Ouellette
Attorney and Assistant Secretary


ITEM 1.  REPORT TO SHAREHOLDERS.


JOHN HANCOCK
Preferred Income Fund III

5.31.2004

Annual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chairman, President and Chief Executive Officer of John Hancock Funds, LLC, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

Fund's investments
page 6

Financial statements
page 12

Trustees & officers
page 25

For your information
page 29


To Our Shareholders,

I am pleased to be writing to you as Chairman, President and Chief Executive Officer of John Hancock Funds, LLC.

As you may know, John Hancock Financial Services, Inc. -- the parent company of John Hancock Funds -- was acquired by Manulife Financial Corporation on April 28, 2004. Although this change has no impact on the mutual funds you have invested in, it did bring with it some changes in the executive-level management of John Hancock Funds. Specifically, Maureen Ford Goldfarb has decided to step down as Chairman, President and Chief Executive Officer of John Hancock Funds, LLC in order to pursue personal interests, and I was named her replacement. Since her appointment in January 2000, Maureen has provided John Hancock Funds with strong leadership and steady guidance through several years of extremely turbulent market and industry conditions.

Additionally, on May 12, 2004, your fund's Board of Trustees appointed me to the roles of Trustee, President and Chief Executive Officer of your fund. On June 15, 2004, the board also appointed Charles L. Ladner as independent Chairman of the Board of Trustees, a position previously held by Ms. Goldfarb. This appointment came just in advance of new SEC regulations requiring all mutual funds to have independent chairmen.

As to our backgrounds, I have been in the investment business for over 25 years, most recently as President of Retirement Services at John Hancock Financial Services. My responsibilities included developing and directing the sale of John Hancock's variable and fixed annuity products through a diverse distribution network of banks and broker-dealers -- including wirehouses, regional brokerage houses and financial planners.

Mr. Ladner has served as an independent member of John Hancock Funds' Board of Trustees since 1992 and formerly held the position of Senior Vice President and Chief Financial Officer of UGI Corporation, a public utility holding company in Valley Forge, PA, until his retirement in 1998. He brings a wealth of knowledge, experience and leadership and we are delighted to have him serve as Chairman.

Although there has been change in executive-level management, the one thing that never wavers is John Hancock Funds' commitment to placing the needs of our shareholders above all else. We are all dedicated to the task of working with you and your financial advisor to help you reach your long-term financial goals.

Sincerely,

/S/ JAMES A. SHEPHERDSON

James A. Shepherdson,
Chief Executive Officer

This commentary reflects the CEO's views as of May 31, 2004. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
to provide a high
level of current
income, consistent
with preservation
of capital. The
Fund's secondary
objective is to pro-
vide growth of
capital to the
extent consistent
with its primary
objective. The
Fund seeks to
achieve its objec-
tive by investing
in a diversified
portfolio of securi-
ties that, in the
opinion of the
Adviser, may be
undervalued rela-
tive to similar
securities in the
marketplace.
Under normal mar-
ket conditions, the
Fund invests at
least 80% of assets
in preferred stocks
and other pre-
ferred securities.

Over the last twelve months

* Preferred stocks were volatile in response to shifting views about the direction of the economy, inflation and interest rates.

* The Fund's performance lagged its peer group due to its focus on preferred stocks, which lagged utility common stocks.

* High-quality, high-yielding preferred stock holdings performed best.

[Bar chart with heading "John Hancock Preferred Income Fund III." Under the heading is a note that reads "Fund performance from inception June 19, 2003 through May 31, 2004." The chart is scaled in increments of 1% with 0% at the bottom and 2% at the top. The bar represents the 1.76% total return for the Fund. A note below the chart reads "The total return for the Fund is at net asset value with all distributions reinvested."]

Top 10 issuers

 3.0%   ING Groep N.V.
 2.9%   TXU Corp.
 2.4%   Lloyds TSB Bank Plc
 2.3%   J.P. Morgan Chase Capital XI
 2.3%   Nexen, Inc.
 2.1%   Ford Motor Co.
 2.0%   Royal Bank of Scotland Group Plc
 2.0%   DTE Energy Co.
 2.0%   Southwest Gas Capital II
 2.0%   Public Storage, Inc.

As a percentage of net assets plus the value of preferred shares on May
31, 2004.

BY GREGORY K. PHELPS AND MARK T. MALONEY FOR THE PORTFOLIO MANAGEMENT TEAM

MANAGERS'
REPORT

JOHN HANCOCK
Preferred Income Fund III

Preferred stocks were on a proverbial roller-coaster ride during the 12 months ended May 31, 2004, fluctuating in response to changing expectations about the economy, inflation and interest rates. Preferred stocks began the period on somewhat of a weak footing when the U.S. Treasury market suffered a steep decline due to growing concerns that the Federal Reserve Board would be forced to hike interest rates sooner rather than later in order to cool faster-than-expected economic growth. Because preferreds make fixed payments in the form of dividends, their prices, like bonds', tend to move in the opposite direction of interest rates. Preferreds and bonds regained their footing later in the summer when the economy and inflation concerns briefly cooled and the Fed reassured investors that it wasn't in any hurry to raise rates. Strong economic data caused preferreds to lapse into negative territory again in the fall, but weaker-than-expected employment data and comments from the Fed indicating that interest rate hikes were still distant triggered a winter rally. In the final months of the period, the preferred market sold off once more when a string of stronger-than-expected economic reports and Fed Chairman Alan Greenspan's Congressional testimony convinced investors that the Fed would raise interest rates sooner than expected.

"Preferred stocks were
 on a proverbial roller-
 coaster ride during
 the 12 months ended
 May 31, 2004..."

PERFORMANCE

From the Fund's inception on June 19, 2003 through May 31, 2004, John Hancock Preferred Income Fund III returned 1.76% at net asset value. By comparison, the average income and preferred stock closed-end fund returned 6.13%, according to Lipper, Inc. For the same one-year period, the Dow Jones Utility Average -- which tracks the performance of 15 electric and nat-ural gas utilities -- returned 16.64% and the broader stock market, as measured by the Standard & Poor's 500 Index, returned 18.32%. The Fund's relative underperformance of its Lipper peer group average stems from its smaller stake in utility common stocks, which performed far better than preferred stocks during the period and are not the focus of the Fund.

[Photos of Greg Phelps and Mark Maloney flush right next to first paragraph.]

LEADERS AND LAGGARDS

In an otherwise disappointing year for preferred stocks, our defensive-oriented holdings held up best. By defensive we're referring to highly rated securities that also offered a high yield that helped cushion them against the preferred market's decline. A good example was our stake in certain issues by Citigroup, a global financial services company providing consumers, corporations, governments and institutions with a broad range of financial products and services, including consumer banking and credit, corporate and investment banking, insurance, securities brokerage and asset management. Another high-quality, high-yielding financial company where certain issues held up well was Wells Fargo, a diversified financial services company providing banking, insurance, investments, mortgage banking and consumer finance to consumers, businesses and institutions. It saw better earnings due to strong loan growth. General Electric was another high-quality outperformer. Earnings for the mega-conglomerate met investors' high expectations, as nine of its 11 businesses posted double-digit gains in its most recent quarterly financial report. We also were gratified by the resilience of telecommunications company Verizon New England Inc., a wholly owned subsidiary of Verizon Communications Inc. (Verizon), that serves the northeastern United States.

"In an otherwise disap
 pointing year for
 preferred stocks, our
 defensive-oriented
 holdings held up best."

ENERGY HOLDS UP

Preferred holdings issued by oil and natural gas companies also held up reasonably well amid difficult market conditions. One standout was oil and gas exploration and production company Anadarko Petroleum Corp., a leading oil and gas exploration and production company. Another was Nexen, Inc., an independent global energy and chemicals company primarily engaged in the exploration, development, production and marketing of crude oil and natural gas. We also enjoyed decent results from Valero Energy Corp., an independent refining and marketing company that owns and operates 15 refineries.

[Table at top left-hand side of page entitled "Top five industry groups 1." The first listing is Utilities 39%, the second is Banks -- United States 13%, the third is Broker services 9%, the fourth is Banks -- foreign 7% and the fifth is Finance 6%.]

Given the volatility of the preferred market during the period, we also benefited from the Fund's ability to hedge using U.S. Treasury futures when the preferred market hits its weakest points.

[Pie chart at middle of page with heading "Portfolio diversification 1." The chart is divided into five sections (from top to left): Preferred stocks 80%, Corporate bonds 9%, Capital preferred securities 6%, Short-term investments & other 3% and Common stocks 2%.]

DISAPPOINTMENTS

Disappointments during the period included real estate investment trusts (REITs), although the Fund had only a modest exposure to them during the period. REITs began to fall off in April after a strong employment report raised the odds of an interest rate increase this year. Higher interest rates, among other things, make bond yields more competitive with yields on REITs, which by law must pay out 90% of their income as dividends. In particular, we were disappointed by the performance of Public Storage, Inc., a fully integrated, self-administered and self-managed real estate investment trust (REIT) that acquires, develops, owns and operates storage facilities. It got caught up in the sell-off of the REIT sector.

OUTLOOK

In our view, it's quite clear that the Fed is intent on raising interest rates reasonably soon given the recent spate of surprisingly strong employment and other economic data. In anticipation of rates moving higher, the bond and preferred stock markets seem to have already factored into Treasury and preferred-stock prices as much as three-quarters of a percentage point interest rate rise. Beyond what the market currently anticipates, only time will tell what the direction of interest rates and the performance of preferred stocks will be. On the one hand, if the economy continues to strengthen and there's more upward pressure on interest rates, preferreds could continue to struggle. On the other hand, there are some cross currents that could forestall any additional interest rate hikes beyond those the market currently anticipates. Chief among those offsetting factors are higher interest rates themselves, which, coupled with high energy prices may slow consumer spending. In addition, the positive effects of last year's income-tax cuts and home loan refinancing are behind us, which may limit consumption going forward.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Wells Fargo followed by an up arrow with the phrase "High quality, high yield and good financial results." The second listing is Anadarko followed by an up arrow with the phrase "Rising energy prices help boost financial performance." The third listing is Public Storage followed by a down arrow with the phrase "Interest rate fears trouble REIT sector."]

"...it's quite clear that
 the Fed is intent on
 raising interest rates
 reasonably soon..."

This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. The team's statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

The Fund normally will invest at least 25% of its managed assets in securities of companies in the utilities industry. Such an investment concentration makes the Fund more susceptible than a broader diversified fund to factors adversely affecting the utilities industry. Sector investing is subject to greater risks than the market as a whole.

1 As a percentage of the Fund's portfolio on May 31, 2004.

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
May 31, 2004

This schedule is divided into five main categories: common stocks, preferred stocks, capital preferred securities, corporate bonds and short-term investments. Common stocks, preferred stocks, capital preferred securities and corporate bonds are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


ISSUER, DESCRIPTION                                                                            SHARES           VALUE
COMMON STOCKS 3.36%                                                                                       $23,463,499
(Cost $21,819,511)

Utilities 3.36%                                                                                            23,463,499
Alliant Energy Corp.                                                                           80,000       1,998,400
CH Energy Group, Inc.                                                                          20,600         937,300
Duke Energy Corp.                                                                             202,041       4,028,698
NiSource, Inc.                                                                                 70,000       1,418,200
OGE Energy Corp.                                                                               30,000         735,000
Progress Energy, Inc.                                                                         121,000       5,155,810
Scottish Power Plc, American Depositary
Receipt (United Kingdom)                                                                      313,014       9,190,091


                                                                                 CREDIT
ISSUER, DESCRIPTION                                                              RATING*       SHARES           VALUE
PREFERRED STOCKS 120.61%                                                                                 $843,255,286
(Cost $876,649,949)

Agricultural Operations 1.85%                                                                              12,950,000
Ocean Spray Cranberries, Inc., 6.25%, Ser A (R)                                  BB+          185,000      12,950,000

Automobiles/Trucks 4.46%                                                                                   31,193,559
Ford Motor Co., 7.50%                                                            BBB-         771,385      19,284,625
General Motors Corp., 7.25%                                                      BBB           55,641       1,382,679
General Motors Corp., 7.375%                                                     Baa1         421,894      10,526,255

Banks -- Foreign 4.88%                                                                                     34,130,082
Abbey National Plc, 7.25% (United Kingdom)                                       A-           163,265       4,159,992
Abbey National Plc, 7.375% (United Kingdom)                                      A-           339,000       8,715,690
Royal Bank of Scotland Group Plc, 5.75%,
Ser B (United Kingdom)                                                           A            960,000      21,254,400

Banks -- United States 18.33%                                                                             128,172,455
ABN AMRO Capital Funding Trust V, 5.90%                                          A            867,400      19,776,720
ABN AMRO Capital Funding Trust VI, 6.25%                                         A            400,000       9,756,000
BAC Capital Trust II, 7.00%                                                      A-            83,300       2,110,822

See notes to
financial statements.


6


FINANCIAL STATEMENTS


                                                                                 CREDIT
ISSUER, DESCRIPTION                                                              RATING*       SHARES           VALUE
Banks -- United States (continued)
BAC Capital Trust III, 7.00%                                                     A-            22,000        $558,580
BAC Capital Trust IV, 5.875%                                                     A-           406,400       9,473,184
BNY Capital V, 5.95%, Ser F                                                      A-           536,361      12,357,757
Fleet Capital Trust VII, 7.20%                                                   A-            61,604       1,581,375
Fleet Capital Trust IX, 6.00%                                                    A-           469,200      11,049,660
J.P. Morgan Chase Capital XI, 5.875%                                             A-         1,060,000      24,168,000
J.P. Morgan Chase Capital XII, 6.25%                                             A-            60,000       1,448,400
National Commerce Capital Trust II, 7.70%                                        BBB           86,800       2,269,820
USB Capital IV, 7.35%                                                            A-            59,100       1,513,551
USB Capital V, 7.25%                                                             A-            22,600         581,724
Wachovia Preferred Funding Corp., 7.25%, Ser A                                   BBB+         674,800      18,017,160
Wells Fargo Capital Trust IV, 7.00%                                              A            187,800       4,758,852
Wells Fargo Capital Trust VII, 5.85%                                             A            385,500       8,750,850

Broker Services 13.52%                                                                                     94,538,269
Bear Stearns Cos., Inc. (The), 5.49%, Ser G                                      BBB          296,032      13,721,083
Lehman Brothers Holdings, Inc., 5.67%,
Depositary Shares, Ser D                                                         BBB+         142,500       6,778,725
Lehman Brothers Holdings Capital Trust III, 6.375%, Ser K                        BBB+         793,400      19,509,706
Merrill Lynch Preferred Capital Trust III, 7.00%                                 A-           387,017       9,803,141
Merrill Lynch Preferred Capital Trust IV, 7.12%                                  A-           222,700       5,692,212
Merrill Lynch Preferred Capital Trust V, 7.28%                                   A-           346,600       8,976,940
Morgan Stanley Capital Trust III, 6.25%                                          A-           764,025      17,992,789
Morgan Stanley Capital Trust IV, 6.25%                                           A-           393,925       9,418,747
Morgan Stanley Capital Trust V, 5.75%                                            A1           118,713       2,644,926

Finance 9.17%                                                                                              64,087,570
Citigroup Capital VII, 7.125%                                                    A             30,042         765,170
Citigroup Capital VIII, 6.95%                                                    A            220,200       5,562,252
Citigroup Capital IX, 6.00%                                                      A            384,700       9,009,674
Citigroup Capital X, 6.10%                                                       A            720,000      17,258,400
Ford Motor Credit Co., 7.60%                                                     A3            25,000         628,000
General Electric Capital Corp., 5.875%                                           AAA          402,930       9,549,441
General Electric Capital Corp., 6.10%                                            AAA          114,747       2,822,776
Household Finance Corp., 6.875%                                                  A            636,118      15,807,532
Laclede Capital Trust I, 7.70%                                                   BBB+          63,300       1,629,975
SLM Corp., 6.97%, Ser A                                                          BBB+          19,800       1,054,350

Insurance 7.04%                                                                                            49,198,911
ING Groep N.V., 7.05% (Netherlands)                                              A-           603,970      15,189,846
ING Groep N.V., 7.20% (Netherlands)                                              A-           641,000      16,300,630
Lincoln National Capital VI, 6.75%, Ser F                                        BBB          160,300       3,924,144
Phoenix Companies, Inc. (The), 7.45%                                             BBB          369,149       9,228,725
PLC Capital Trust IV, 7.25%                                                      BBB+         120,600       3,076,506
PLC Capital Trust V, 6.125%                                                      BBB+          66,000       1,479,060

See notes to
financial statements.


7


FINANCIAL STATEMENTS


                                                                                 CREDIT
ISSUER, DESCRIPTION                                                              RATING*       SHARES           VALUE
Leisure 0.28%                                                                                              $1,944,345
Hilton Hotels Corp., 8.00%                                                       BBB-          76,700       1,944,345

Media 2.43%                                                                                                17,009,015
Shaw Communications, Inc., 8.45%, Ser A (Canada)                                 B+           526,800      13,222,680
Shaw Communications, Inc., 8.50% (Canada)                                        B+           150,850       3,786,335

Oil & Gas 4.19%                                                                                            29,317,438
Anadarko Petroleum Corp., 5.46%, Depositary Shares                               BBB-          24,600       2,380,050
Apache Corp., 5.68%, Depositary Shares, Ser B                                    BBB           27,500       2,734,531
Devon Energy Corp., 6.49%, Ser A                                                 BBB-           5,250         540,750
Nexen, Inc., 7.35% (Canada)                                                      BBB-         931,579      23,662,107

REIT 6.87%                                                                                                 48,003,973
Duke Realty Corp., 6.50%, Depositary Shares, Ser K                               BBB          125,000       2,910,000
Duke Realty Corp., 6.625%, Ser J                                                 BBB          638,100      15,180,399
Kimco Realty Co., 6.65%, Depositary Shares, Ser F                                BBB+         384,750       9,310,950
Public Storage, Inc., 6.50%, Depositary Shares, Ser W                            BBB+         450,000      10,687,500
Public Storage, Inc., 7.50%, Depositary Shares, Ser V                            BBB+         184,530       4,681,526
Public Storage, Inc., 7.625%, Depositary Shares, Ser T                           BBB+          25,500         650,250
Public Storage, Inc., 8.00%, Depositary Shares, Ser R                            BBB+         177,100       4,583,348

Telecommunications 1.19%                                                                                    8,288,068
Telephone & Data Systems, Inc., 7.60%, Ser A                                     A-           229,676       5,856,738
Verizon New England, Inc., 7.00%, Ser B                                          Aa3           96,100       2,431,330

Utilities 46.40%                                                                                          324,421,601
Ameren Corp., 9.75%, Conv                                                        BBB+         220,100       5,900,881
American Electric Power Co., Inc., 9.25%, Conv                                   BBB          240,800      10,621,688
Aquila, Inc., 7.875%                                                             Caa1         188,807       3,930,962
Avista Corp., $6.95, Ser K                                                       BB-          155,825      15,178,337
BGE Capital Trust II, 6.20%                                                      BBB-         556,000      13,310,640
Cinergy Corp., 9.50%, Conv                                                       Baa2         108,600       6,407,400
Cleveland Electric Financing Trust I, 9.00%                                      BB            27,400         733,498
Coastal Finance I, 8.375%                                                        CCC-         473,200       9,960,860
Consolidated Edison Co. of New York, $5.00, Ser A                                BBB+          30,000       2,490,000
Consolidated Edison Co. of New York, 7.25%                                       A-            56,000       1,451,520
Consumers Energy Co. Financing II, 8.20%                                         B             70,000       1,750,000
Consumers Energy Co. Financing III, 9.25%                                        B            127,500       3,299,700
Consumers Energy Co. Financing IV, 9.00%                                         Ba2          102,200       2,660,266
Detroit Edison Co., 7.375%                                                       BBB-          24,600         615,000
Dominion Resources, Inc., 9.50%, Conv                                            BBB+         122,800       6,671,724
DTE Energy Co., 8.75%, Conv                                                      BBB          569,000      13,968,950
DTE Energy Trust I, 7.80%                                                        BBB-          80,700       2,110,305
El Paso Tennessee Pipeline Co., 8.25%, Ser A                                     CCC-         297,700      13,498,849
Energy East Capital Trust I, 8.25%                                               BBB-         168,200       4,349,652
Entergy Mississippi, Inc., 7.25%                                                 BBB+          63,918       1,631,187
Enterprise Capital Trust I, 7.44%, Ser A                                         BB+           68,200       1,684,540

See notes to
financial statements.


8


FINANCIAL STATEMENTS


                                                                                 CREDIT
ISSUER, DESCRIPTION                                                              RATING*       SHARES           VALUE
Utilities (continued)
Enterprise Capital Trust III, 7.25%, Ser C                                       BB+           94,300      $2,329,210
FPC Capital I, 7.10%, Ser A                                                      BB+          452,400      11,174,280
FPL Group, Inc., 8.00%, Conv                                                     A-           112,000       6,119,680
FPL Group Capital I, 5.875%                                                      BBB+         476,454      10,839,329
Georgia Power Capital Trust V, 7.125%                                            BBB+         132,200       3,388,286
Georgia Power Co., 6.00%, Ser R                                                  A            767,085      18,195,256
Gulf Power Co., 5.75%, Ser I                                                     AAA           77,800       1,906,100
HECO Capital Trust III, 6.50%                                                    BBB-          80,000       1,992,000
Interstate Power & Light Co., 7.10%, Ser C                                       BBB-         354,900       9,116,494
Interstate Power & Light Co., 8.375%, Ser B                                      BBB-          54,500       1,662,250
KeySpan Corp., 8.75%, Conv                                                       A            143,200       7,224,440
Monongahela Power Co., $7.73, Ser L                                              CCC+          65,557       6,064,022
Northern States Power Co., 8.00%                                                 BBB-          74,550       1,977,811
NVP Capital III, 7.75%                                                           CCC+         321,705       7,392,781
ONEOK, Inc., 8.50%, Conv                                                         A-           197,600       5,671,120
Penelec Capital Trust, 7.34%                                                     BB            73,200       1,830,000
PSEG Funding Trust II, 8.75%                                                     BB+          459,275      12,483,095
Public Service Electric & Gas Co., 5.05%, Ser D                                  BB+           30,000       2,439,000
Public Service Enterprise Group, Inc., 10.25%, Conv                              BBB-         105,600       6,098,400
Puget Sound Energy Capital Trust II, 8.40%                                       BB           181,300       4,793,572
SEMCO Capital Trust I, 10.25%                                                    B-            60,500       1,606,275
Southern Union Co., 7.55%                                                        BB+          350,000       9,212,000
Southwest Gas Capital II, 7.70%                                                  BB           810,250      20,782,913
TECO Capital Trust I, 8.50%                                                      Ba3          171,700       4,356,029
TECO Energy, Inc., 9.50%, Conv                                                   BB           400,300       5,223,915
TXU Corp., 7.24%, Ser B                                                          BB+              150      15,727,500
TXU Corp., 8.125%, Conv                                                          Ba1          345,000      14,714,250
Vectren Utility Holdings, Inc., 7.25%                                            A-            21,400         545,700
Virginia Power Capital Trust, 7.375%                                             BBB          287,900       7,329,934


ISSUER, DESCRIPTION,                                                             CREDIT    PAR VALUE
MATURITY DATE                                                                    RATING*   (000s OMITTED)       VALUE
CAPITAL PREFERRED SECURITIES 8.29%                                                                        $57,931,275
(Cost $59,907,285)

Banks -- Foreign 3.58%                                                                                     25,052,000
Lloyds TSB Bank Plc, 6.90% (United Kingdom) 11-29-49                             A+           25,000       25,052,000

Banks -- United States 0.52%                                                                                3,636,988
JPM Capital Trust I, 7.54% 01-15-27                                              A-            3,447        3,636,988

See notes to
financial statements.


9


FINANCIAL STATEMENTS


ISSUER, DESCRIPTION,                                                             CREDIT    PAR VALUE
MATURITY DATE                                                                    RATING*   (000s OMITTED)       VALUE
Telecommunications 2.41%                                                                                  $16,811,638
TCI Communications Financing Trust III, 9.65% 03-31-27                           BB+          $14,210      16,811,638

Utilities 1.78%                                                                                            12,430,649
Dominion Resources Capital Trust I, 7.83% 12-01-27                               BBB-           5,575       5,873,541
DPL Capital Trust II, 8.125% 09-01-31                                            B              6,225       5,913,750
KN Capital Trust III, 7.63% 04-15-28                                             BB+              610         643,358


ISSUER, DESCRIPTION,                                                 INTEREST    CREDIT    PAR VALUE
MATURITY DATE                                                        RATE        RATING*   (000s OMITTED)       VALUE
CORPORATE BONDS 12.80%                                                                                    $89,483,124
(Cost $93,507,131)

Automobiles/Trucks 0.37%                                                                                    2,611,037
Ford Motor Co.,
Note 07-16-31                                                        7.450%      BBB-           2,755       2,611,037

Banks -- Foreign 2.69%                                                                                     18,774,550
Credit Agricole Preferred Funding Trust,
Note (France) 01-29-49                                               7.000       A              9,000       8,908,200
HBOS Capital Funding L.P.,
Gtd Bond Tier I (United Kingdom) 03-29-49                            6.850       A             10,000       9,866,350

Finance 0.44%                                                                                               3,033,096
General Motors Acceptance Corp.,
Bond 11-01-31                                                        8.000       BBB            3,000       3,033,096

Oil & Gas 2.21%                                                                                            15,476,007
Amerada Hess Corp.,
Note 03-15-33                                                        7.125       BBB-           5,000       4,971,980
Valero Energy Corp.,
Note 04-15-32                                                        7.500       BBB            9,500      10,504,027

Utilities 7.09%                                                                                            49,588,434
AEP Kentucky Power Corp.,
Sr Note Ser D 12-01-32                                               5.625       BBB            3,565       3,142,597
Black Hills Corp.,
Note 05-15-13                                                        6.500       BBB-          15,000      14,989,605
DPL, Inc.,
Sr Note 09-01-11                                                     6.875       B+             7,000       7,000,000
DTE Energy Co.,
Sr Note 04-15-33                                                     6.375       BBB            7,500       6,984,367
Entergy Gulf States, Inc.,
1st Mtg Bond 07-01-33                                                6.200       BBB-          15,000      13,785,690
TECO Energy, Inc.,
Note 05-01-12                                                        7.000       BB+            3,810       3,686,175

See notes to
financial statements.


10


FINANCIAL STATEMENTS


ISSUER, DESCRIPTION,                                                 INTEREST    CREDIT    PAR VALUE
MATURITY DATE                                                        RATE        RATING*   (000s OMITTED)       VALUE
SHORT-TERM INVESTMENTS 4.96%                                                                              $34,700,000
(Cost $34,700,000)

Government -- U.S. Agencies 4.96%
Federal National Mortgage Assn., Disc Note
06-01-04                                                             0.830%      AAA          $34,700      34,700,000

TOTAL INVESTMENTS 150.02%                                                                              $1,048,833,184

OTHER ASSETS AND LIABILITIES, NET (50.02%)                                                              ($349,691,461)

TOTAL NET ASSETS 100.00%                                                                                 $699,141,723


  * Credit ratings are unaudited and are rated by Moody's Investors Service where Standard and Poor's ratings are not available, unless indicated otherwise.

(R) These securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $12,950,000 or 1.85% of the Fund's net assets as of May 31, 2004.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, the security is U.S.-dollar denominated.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

May 31, 2004

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes.
You'll also find
the net asset
value for each
common share.

ASSETS
Investments at value (cost $1,086,583,876)                     $1,048,833,184
Cash                                                                    3,987
Cash segregated for futures contracts                               1,185,000
Dividends and interest receivable                                   4,131,021
Unrealized appreciation of swap contracts                             391,169
Receivable for futures variation margin                               474,222
Other assets                                                           18,663

Total assets                                                    1,055,037,246

LIABILITIES
Dividends payable                                                   5,595,254
Payable for swap contracts                                             92,344
Payable to affiliates
Management fees                                                        62,933
Other                                                                  17,445
Other payables and accrued expenses                                   102,537

Total liabilities                                                   5,870,513
Auction Preferred Shares (APS), at value,
unlimited number of shares of beneficial
interest authorized with no par value,
14,000 shares issued, liquidation preference
of $25,000 per share                                              350,025,010

NET ASSETS
Common shares capital paid-in                                     737,391,393
Accumulated net realized gain on investments
and financial futures contracts                                       137,000
Net unrealized depreciation of investments,
financial futures contracts and swap contracts                    (37,736,567)
Distributions in excess of net investment income                     (650,103)

Net assets                                                       $699,141,723

NET ASSET VALUE PER COMMON SHARE
Based on 31,084,744 shares of beneficial interest
outstanding -- unlimited number of shares
authorized with no par value                                           $22.49

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
May 31, 2004 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in oper-
ating the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $84,861)           $50,851,768
Interest                                                           10,077,256

Total investment income                                            60,929,024

EXPENSES
Investment management fees                                          7,149,809
APS auction fees                                                      594,791
Accounting and legal services fees                                    277,155
Custodian fees                                                        169,260
Federal excise tax                                                    127,629
Trustees' fees                                                         62,045
Professional fees                                                      54,062
Organization expense                                                   43,000
Miscellaneous                                                          41,853
Printing                                                               41,441
Registration and filing fees                                           27,868
Transfer agent fees                                                    25,071
Interest                                                                6,503

Total expenses                                                      8,620,487
Less expense reductions                                            (1,906,616)

Net expenses                                                        6,713,871

Net investment income                                              54,215,153

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on
Investments                                                         1,740,521
Financial futures contracts                                         2,106,621
Change in net unrealized appreciation (depreciation) of
Investments                                                       (37,750,692)
Financial futures contracts                                          (377,044)
Swap contracts                                                        391,169

Net realized and unrealized loss                                  (33,889,425)
Distribution to APS                                                (3,228,368)

Increase in net assets from operations                            $17,097,360

1 Inception period from 6-19-03 through 5-31-04.

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in
Net Assets show
how the value
of the Fund's
net assets has
changed since
the inception of
the Fund. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions
paid to share
holders and any
increase due to
the issuance and
reinvestment of
the Fund's shares.
                                                                       PERIOD
                                                                        ENDED
                                                                      5-31-04 1
INCREASE (DECREASE) IN NET ASSETS
From operations
Net investment income                                             $54,215,153

Net realized gain                                                   3,847,142
Change in net unrealized depreciation                             (37,736,567)
Distributions to APS                                               (3,228,368)

Increase in net assets resulting from operations                   17,097,360
Distributions to common shareholders
From net investment income                                        (55,617,481)

From Fund share transactions                                      737,661,844

NET ASSETS

End of period 2                                                  $699,141,723

1 Inception period from 6-19-03 through 5-31-04.

2 Includes distributions in excess of net investment income of $650,103.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS

COMMON SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the inception of the Fund.

PERIOD ENDED                                                 5-31-04 1

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                          $23.88 2
Net investment income 3                                         1.88
Net realized and unrealized loss on investments                (1.21)
Distributions to APS                                           (0.11)
Total from investment operations                                0.56
Less distributions to common shareholders
From net investment income                                     (1.80)
Capital charges
Offering costs related to common shares                        (0.02)
Offering costs and underwriting discounts related to APS       (0.13)
Net asset value, end of period                                $22.49
Per share market value, end of period                         $22.42
Total return at market value 4,5 (%)                           (4.29) 6

RATIOS AND SUPPLEMENTAL DATA
Net assets applicable to common shares, end of period
(in millions)                                                   $699
Ratio of expenses to average net assets 7 (%)                   0.99 8
Ratio of adjusted expenses to average net assets 9 (%)          1.27 8
Ratio of net investment income to average net assets 10 (%)     7.97 8
Portfolio turnover (%)                                            99

SENIOR SECURITIES
Total value of APS outstanding (in millions)                    $350
Involuntary liquidation preference per unit (in thousands)        25
Average market value per unit (in thousands)                      25
Asset coverage per unit 11                                   $75,065

 1 Inception period from 6-19-03 through 5-31-04.

 2 Reflects the deduction of a $1.125 per share sales load.

 3 Based on the average of the common shares outstanding.

 4 Assumes dividend reinvestment and a purchase at $25.28 per share on the inception date and a sale at the current market price on the last day of the period.

 5 Total return would have been lower had certain expenses not been reduced during the period shown.

 6 Not annualized.

 7 Ratio calculated on the basis of expenses relative to the average net assets of common shares. Without the exclusion of preferred shares, the annualized ratio of expenses would have been 0.70%.

 8 Annualized.

 9 Ratio calculated on the basis of expenses relative to the average net assets of common shares, that does not take into consideration expense reductions during the period shown. Without the exclusion of preferred shares, the annualized adjusted ratio of expenses would have been 0.90%.

10 Ratio calculated on the basis of net investment income relative to the average net assets of common shares. Without the exclusion of preferred shares, the annualized ratio of net investment income would have been 5.69%.

11 Calculated by subtracting the Fund's total liabilities from the Fund's total assets and dividing that amount by the number of APS outstanding as of the applicable 1940 Act Evaluation Date, which may differ from the financial reporting date.

See notes to
financial statements.

NOTES TO
STATEMENTS

NOTE A
Accounting policies

John Hancock Preferred Income Fund III (the "Fund") is a diversified closed-end management investment company registered under the Investment Company Act of 1940.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. The Fund determines the net asset value of the common shares each business day.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium
on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Organization expenses
and offering costs

Expenses incurred in connection with the organization of the Fund, which amounted to $43,000, have been borne by the Fund. Offering costs of $687,576 related to common shares and offering costs of $212,531 incurred in connection with the preferred shares were charged to the Fund's capital paid-in.

Financial futures contracts

The Fund may buy and sell financial futures contracts. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund's instruments. At the time the Fund enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as "variation margin," are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments arising from this "mark to market" are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into financial futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out financial futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of financial futures contracts. On May 31, 2004, the Fund had deposited $1,185,000 in a segregated account to cover margin requirements on open financial futures contracts.

The Fund had the following financial futures contracts open on May 31, 2004:

                       NUMBER OF
OPEN CONTRACTS         CONTRACTS     POSITION     EXPIRATION     DEPRECIATION
-----------------------------------------------------------------------------
U.S. 10-Yr Note        650           Short        SEP 04           ($217,831)
U.S. Treasury Bond     200           Short        SEP 04            (159,213)
                                                                   ($377,044)

Swap contracts

The Fund may enter into swap transactions in order to hedge the value of the Fund's portfolio against interest rate fluctuations or to enhance the Fund's income. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Accrued interest receivable or payable on the swap contracts is recorded daily as realized gain (loss) or as an offset to realized gain (loss). The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis. The Fund records changes in the value of the swaps as unrealized gains or losses on swap contracts and records realized gains or losses at the time the swap contracts are closed out.

Swap contracts are subject to risks related to the counterparty's ability to perform under the contract, and may decline in value if the counterparty's creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

The Fund had the following interest rate swap contracts open on May 31, 2004:

                       RATE TYPE
                -------------------------
                                 PAYMENT
NOTIONAL        PAYMENT MADE     RECEIVED         TERMINATION
AMOUNT          BY FUND          BY FUND          DATE            APPRECIATION
------------------------------------------------------------------------------
$35,000,000     4.00%            3-month LIBOR    APR 09              $391,169

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. The Fund paid $127,629 of federal excise tax due to calendar year distribution requirements. For federal income tax purposes, the Fund has $240,044 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The entire loss carryforward expires on May 31, 2012.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions from net investment income and net realized gains on the ex-dividend date. During the period ended May 31, 2004, the tax character of distributions paid was as follows: ordinary income $58,845,849.

As of May 31, 2004, the components of distributable earnings on a tax basis included $5,006,961 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with John Hancock Advisers LLC (the "Adviser"), a wholly owned subsidiary of the John Hancock Financial Services, Inc. Under the investment management contract, the Fund pays a daily management fee to the Adviser at an annual rate of 0.75% of the Fund's average daily net asset value and the value attributable to the Auction Preferred Shares (collectively, "managed assets").

The Adviser has contractually agreed to limit the Fund's management fee to the following: 0.55% of the Fund's average daily managed assets until the fifth anniversary of the commencement of the Fund's operations, 0.60% of such assets in the sixth year, 0.65% of such assets in the seventh year and 0.70% of average daily managed assets in the eighth year. Accordingly, the expense reductions related to the reduction in management fees amounted to $1,906,616 for the period ended May 31, 2004. After the eighth year the Adviser will no longer waive a portion of the management fee.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.03% of the average managed assets of the Fund. The Fund also paid the Adviser the amount of $49 for certain publishing services, included in the printing fees.

Mr. James A. Shepherdson is a director and/or officer of the Adviser and/or its affili-ates, as well as Trustee of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

Common shares

This listing illustrates the Fund common shares sold, offering costs and underwriting discount charged to capital paid-in, distributions reinvested, reclassification of the Fund's capital accounts and the number of common shares outstanding at the end of the period, along with the corresponding dollar value.

                                                  PERIOD ENDED 5-31-04 1
                                              SHARES            AMOUNT

Shares sold                               30,630,990      $731,314,886 2
Offering cost related to common shares            --          (687,576)
Offering costs and underwriting
discount related to
Auction Preferred Shares                          --        (3,712,531)
Distributions reinvested                     453,754        10,747,065
Reclassification of capital accounts              --          (270,451)
Net increase                              31,084,744      $737,391,393

1 Inception period from 6-19-03 through 5-31-04.

2 Net of $1.125 per share sales load of the initial offering price of $25.00 per share.

Auction preferred shares

The Fund issued total of 14,000 Auction Preferred Shares (2,800 shares of Series M, 2,800 shares of Series T, 2,800 shares of series W, 2,800 shares of Series TH and 2,800 shares of Series F) (collectively, the "APS") on August 19, 2003, in a public offering. The underwriting discount of $3,500,000 has been charged to capital paid-in of common shares.

Dividends on the APS, which accrue daily, are cumulative at a rate that was established at the offering of the APS and has been reset every 7 days thereafter by an auction (except for Series W, which reset its rate on February 18, 2004, at which time the Fund elected a Special Dividend Payment of 182 days for the subsequent distributions). Dividend rates on APS ranged from 1.03% to 1.59% during the period ended May 31, 2004. Accrued dividends on APS are included in the value of APS on the Fund's Statement of Assets and Liabilities.

The APS are redeemable at the option of the Fund, at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default on its asset coverage requirements with respect to the APS as defined in the Fund's by-laws. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS, as a class, have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shareholders have equal voting rights of one vote per share, except that the holders of the APS, as a class, vote to elect two members of the Board of Trustees, and separate class votes are required on certain matters that affect the respective interests of the APS and common shareholders.

NOTE D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended May 31, 2004, aggregated $1,402,881,857 and $353,415,561, respectively. Purchases and proceeds from sales or maturities of obligations of U.S. government aggregated $604,615,820 and $600,789,043, respectively, during the period ended May 31, 2004.

The cost of investments owned on May 31, 2004, including short-term investments, for federal income tax purposes was $1,086,724,749. Gross unrealized appreciation and depreciation of investments aggregated $9,435,270 and $47,326,835, respectively, resulting in net unrealized depreciation of $37,891,565. The difference between book basis and tax basis net unrealized depreciation of investments is attributable primarily to the amortization of premiums and accretion of discounts on debt securities.

NOTE E
Reclassification
of accounts

During the period ended May 31, 2004, the Fund reclassified amounts to reflect a decrease in accumulated net realized gain on investments of $3,710,142, a decrease in distributions in excess of net investment income of $3,980,593 and a decrease in capital paid-in of $270,451. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of May 31, 2004. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for deferred compensation, federal excise tax, amortization of premium and non-deductible organization expenses. The calculation of net investment income (loss) per share in the Fund's Financial Highlights excludes these adjustments.

AUDITORS'
REPORT

Report of
Deloitte & Touche
LLP, Independent
Registered Public
Accounting Firm

To The Board of Trustees and Shareholders of John Hancock Preferred Income Fund III,

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of John Hancock Preferred Income Fund III (the "Fund") as of May 31, 2004, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from June 19, 2003 (date of inception) to May 31, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at May 31, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of May 31, 2004, the results of its operations, the changes in its net assets and its financial highlights for the period from June 19, 2003 (date of inception) to May 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
July 6, 2004

TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable period ended May 31, 2004.

With respect to the ordinary dividends paid by the Fund for the fiscal period ended May 31, 2004, 17.31% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Tax Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2004.

Shareholders will be mailed a 2004 U.S. Treasury Department Form
1099-DIV in January 2005. This will reflect the total of all distributions that are taxable for calendar year 2004.

INVESTMENT
OBJECTIVE
AND POLICY

The Fund's primary objective is to provide a high level of current income, consistent with preservation of capital. The Fund's secondary objective is to provide growth of capital to the extent consistent with its primary objective. The Fund seeks to achieve its objectives by investing in a diversified portfolio of securities that, in the opinion of the Adviser, may be undervalued relative to similar securities in the marketplace.

Under normal market conditions, the Fund invests at least: (a) 80% of its assets in preferred stocks and other preferred securities, including convertible preferred securities, (b) 25% of its total assets in the industries comprising the utilities sector and (c) 80% of its total assets in preferred securities or other fixed income securities which are rated investment grade or higher by Moody's or Standard & Poor's at the time of investment. "Assets" are defined as net assets including the liquidation preference of APS plus borrowing for investment purposes.

BY-LAWS

Effective December 16, 2003, the Trustees approved changes to the Fund's by-laws. The changes were made to reflect recent updates which Moody's made to some of their eligible asset and discount factors. These revisions bring the Fund's by-laws in line with current rating agency requirements.

DIVIDEND
REINVESTMENT PLAN

The Fund offers its shareholders a Dividend Reinvestment Plan (the "Plan"), which offers the opportunity to earn compounded yields. Each holder of common shares will automatically have all distributions of dividends and capital gains reinvested by Mellon Investor Services, as Plan Agent for the common shareholders (the "Plan Agent"), unless an election is made to receive cash. Holders of common shares who elect not to participate in the Plan will receive all distributions in cash, paid by check mailed directly to the shareholder of record (or, if the common shares are held in street or other nominee name, then to the nominee) by the Plan Agent, as dividend disbursing agent. Shareholders whose shares are held in the name of a broker or a nominee should contact the broker or nominee to determine whether and how they may participate in the Plan.

If the Fund declares a dividend payable either in common shares or in cash, non-participants will receive cash and participants in the Plan will receive the equivalent in common shares. If the market price of the common shares on the payment date of the dividend is equal to or exceeds their net asset value as determined on the payment date, participants will be issued common shares (out of authorized but unissued shares) at a value equal to the higher of net asset value or 95% of the market price. If the net asset value exceeds the market price of the common shares at such time, or if the Board of Trustees declares a dividend payable only in cash, the Plan Agent will, as agent for Plan participants, buy shares in the open market, on the New York Stock Exchange or elsewhere, for the participant's accounts. Such purchases will be made promptly after the payable date for such dividend and, in any event, prior to the next ex-dividend date after such date, except where necessary to comply with federal securities laws. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the common shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the common shares, resulting in the acquisition of fewer shares than if the dividend had been paid in shares issued by the Fund.

Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. The cost per share of the shares purchased for each participant's account will be the average cost, including brokerage commissions, of any shares purchased on the open market plus the cost of any shares issued by the Fund. There will be no brokerage charges with respect to common shares issued directly by the Fund. There are no other charges to participants for reinvesting dividends or capital gain distributions.

Participants in the Plan may withdraw from the Plan at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent's Web site at www.melloninvestor.com. Such withdrawal will be effective immediately if received not less than ten days prior to a dividend record date; otherwise, it will be effective for all subsequent dividend record dates. When a participant withdraws from the Plan or upon termination of the Plan, as provided below, certificates for whole common shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account.

The Plan Agent maintains each shareholder's account in the Plan and furnishes monthly written confirmations of all transactions in the accounts, including information needed by the shareholders for personal and tax records. The Plan Agent will hold common shares in the account of each Plan participant in non-certificated form in the name of the participant. Proxy material relating to the shareholders' meetings of the Fund will include those shares purchased as well as shares held pursuant to the Plan.

The reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable or required to be withheld on such dividends or distributions. Participants under the Plan will receive tax information annually. The amount of dividend to be reported on 1099-DIV should be (1) in the case of shares issued by the Fund, the fair market value of such shares on the dividend payment date and (2) in the case of shares purchased by the Plan Agent in the open market, the amount of cash used by the Plan Agent to purchase shares in the open market, including the amount of cash allocated to brokerage commissions paid on such purchases.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the change sent to all shareholders of the Fund at least 90 days before the record date for the dividend or distribution. The Plan may be amended or terminated by the Plan Agent after at least 90 days' written notice to all shareholders of the Fund. All correspondence or additional information concerning the Plan should be directed to the Plan Agent, Mellon Bank, N.A., c/o Mellon Investor Services, P.O. Box 3338, South Hackensack, NJ 07606-1938 (telephone 1-800-852-0218).

SHAREHOLDER
COMMUNICATION
AND ASSISTANCE

If you have any questions concerning the Fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the Fund to the transfer agent at:

Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, NJ 07660
Telephone 1-800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.

TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.


INDEPENDENT TRUSTEES

NAME, AGE                                                                                                       NUMBER OF
POSITION(S) HELD WITH FUND                                                                  TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
Charles L. Ladner, 2 Born: 1938                                                             2003                49
Independent Chairman (since 2004); Chairman and Trustee, Dunwoody
Village, Inc. (retirement services); Senior Vice President and Chief
Financial Officer, UGI Corporation (Public Utility Holding Company)
(retired 1998); Vice President and Director for AmeriGas, Inc. (retired
1998); Director of AmeriGas Partners, L.P. (until 1997) (gas distribution);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History
Association (since 2001).

James F. Carlin, Born: 1940                                                                 2003                29
Director and Treasurer, Alpha Analytical Inc. (analytical laboratory) (since
1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since
1995); Part Owner and Vice President, Mone Lawrence Carlin Insurance
Agency, Inc. (since 1996); Director and Treasurer, Rizzo Associates (until 2000);
Chairman and CEO, Carlin Consolidated, Inc. (management/investments)
(since 1987); Director and Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee,
Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance)
(until 2000), HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc.
(until 1999), Carlin Insurance Agency, Inc. (until 1999); Chairman,
Massachusetts Board of Higher Education (until 1999).

William H. Cunningham, Born: 1944                                                           2003                29
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies
(until 2001); Director of the following: The University of Texas Investment
Management Company (until 2000), Hire.com (since 2000), STC Broadcasting,
Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc. (since 2001), Adorno/
Rogers Technology, Inc. (since 2001), Pinnacle Foods Corporation (since 2001),
rateGenius (since 2001), LaQuinta Motor Inns, Inc. (hotel management company)
(until 1998), Jefferson-Pilot Corporation (diversified life insurance company)
(since 1985), New Century Equity Holdings (formerly Billing Concepts) (until 2001),
eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures (until 2001),
LBJ Foundation (until 2000), Golfsmith International, Inc. (until 2000), Metamor
Worldwide (until 2000), AskRed.com (until 2001), Southwest Airlines (since 2000)
and Introgen (since 2000); Advisory Director, Q Investments (since 2000); Advisory
Director, Chase Bank (formerly Texas Commerce Bank -- Austin) (since 1988),
LIN Television (since 2002) and WilTel Communications (since 2002).


25


                                                                                                                NUMBER OF
NAME, AGE                                                                                   TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
Ronald R. Dion, Born: 1946                                                                  2003                29
Chairman and Chief Executive Officer, R.M. Bradley & Co., Inc.; Director,
The New England Council and Massachusetts Roundtable; Trustee, North
Shore Medical Center; Director, Boston Stock Exchange; Director, BJ's
Wholesale Club, Inc. and a corporator of the Eastern Bank; Trustee,
Emmanuel College.

Patti McGill Peterson, 2 Born: 1943                                                         2003                30
Executive Director, Council for International Exchange of Scholars (since
1998); Vice President, Institute of International Education (since 1998);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University (until
1997); President Emerita of Wells College and St. Lawrence University;
Director, Niagara Mohawk Power Corporation (electric utility); Director,
Ford Foundation, International Fellowships Program (since 2002); Director,
Lois Roth Endowment (since 2002); Director, Council for International
Educational Exchange (since 2003); and Advisory Board, UNCF, Global
Partnerships Center (since 2002).

John A. Moore, 2 Born: 1939                                                                 2003                30
President and Chief Executive Officer, Institute for Evaluating Health
Risks (nonprofit institution) (until 2001); Chief Scientist, Sciences
International (health research) (until 2003); Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT (nonprofit research) (since 2002).

Steven Pruchansky, Born: 1944                                                               2003                29
Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of
Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC
(real estate) (since 2001); Director, First Signature Bank & Trust Company
(until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell
Building Corp. (until 1991).

Norman H. Smith, Born: 1933                                                                 2003                29
Lieutenant General, United States Marine Corps; Deputy Chief of Staff for
Manpower and Reserve Affairs, Headquarters Marine Corps; Commanding
General III Marine Expeditionary Force/3rd Marine Division (retired 1991).

John P. Toolan, 2 Born: 1930                                                                2003                29
Director, The Smith Barney Muni Bond Funds, The Smith Barney Tax-Free
Money Funds, Inc., Vantage Money Market Funds (mutual funds), The
Inefficient-Market Fund, Inc. (closed-end investment company); Chairman,
Smith Barney Trust Company of Florida (retired 1991); Director, Smith
Barney, Inc., Mutual Management Company and Smith Barney Advisers, Inc.
(investment advisers) (retired 1991); Senior Executive Vice President, Director and member of the Executive Committee, Smith Barney, Harris Upham & Co.,
Incorporated (investment bankers) (until 1991).


26


NON-INDEPENDENT TRUSTEES 3

NAME, AGE                                                                                                       NUMBER OF
POSITION(S) HELD WITH FUND                                                                  TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
James A. Shepherdson, Born: 1952                                                            2004                49
President and Chief Executive Officer
Executive Vice President, Manulife Financial Corporation; Chairman,
Director, President and Chief Executive Officer, John Hancock Advisers,
LLC and The Berkeley Group; Chairman, Director, President and Chief
Executive Officer, John Hancock Funds, LLC; Chairman, President,
Director and Chief Executive Officer, Sovereign Asset Management
Corporation ("SAMCorp"); President, John Hancock Retirement
Services, John Hancock Life Insurance Company (until 2004); Chairman,
Essex Corporation (until 2004); Co-Chief Executive Officer, MetLife
Investors Group (until 2003); Senior Vice President, AXA/Equitable
Insurance Company (until 2000).


PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE
POSITION(S) HELD WITH FUND                                                                                      OFFICER
PRINCIPAL OCCUPATION(S) AND                                                                                     OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                                               SINCE
Richard A. Brown, Born: 1949                                                                                    2003
Senior Vice President and Chief Financial Officer
Senior Vice President, Chief Financial Officer and Treasurer, the Adviser, John Hancock
Funds and The Berkeley Group; Second Vice President and Senior Associate Controller,
Corporate Tax Department, John Hancock Financial Services, Inc. (until 2001).

William H. King, Born: 1952                                                                                     2003
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).

Susan S. Newton, Born: 1950                                                                                     2003
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer, SAMCorp., the Adviser and each of the John Hancock funds, John Hancock Funds and The Berkeley Group; Vice President,
Signature Services (until 2000); Director, Senior Vice President and Secretary, NM Capital.


  The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199.

  The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Interested Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.

FOR YOUR
INFORMATION

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT AND
DIVIDEND DISBURSER

Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, New Jersey 07660

TRANSFER AGENT
FOR APS

Deutsche Bank Trust Company Americas
280 Park Avenue
New York, New York 10017

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116-5022

STOCK SYMBOL

Listed New York Stock Exchange: HPS

For shareholder assistance refer to page 24

HOW TO
CONTACT US

On the Internet                   www.jhfunds.com

By regular mail                   Mellon Investor Services
                                  85 Challenger Road
                                  Overpeck Centre
                                  Ridgefield Park, NJ 07660

Customer service
representatives                   1-800-852-0218

Portfolio commentary              1-800-344-7054

24-hour automated information     1-800-843-0090

TDD Line                          1-800-231-5469

The Fund's proxy voting policies and procedures are available without charge, upon request:

By phone                          1-800-225-5291

On the Fund's Web site            www.jhfunds.com/proxy

On the SEC's Web site             www.sec.gov

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-852-0218
1-800-843-0090 EASI-Line
1-800-231-5469 (TDD)

www.jhfunds.com

PRESORTED
STANDARD
U. S. POSTAGE
PAID
MIS

P120A  5/04
       7/04

ITEM 2.  CODE OF ETHICS.

As of the end of the period, May 31, 2004, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant's annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $32,850 for the fiscal year ended May 31, 2004, the Fund's first year in operation (commenced operations on June 19, 2003). These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

There were no audit-related fees during fiscal year ended May 31, 2004 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning ("tax fees") amounted to $2,250 for the fiscal year ended May 31, 2004. The nature of the services comprising the tax fees was the review of the registrant's income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees

The all other fees billed to the registrant for products and services provided by the principal accountant were $4,000 for the fiscal year ended May 31, 2004. There were no other fees during the fiscal year ended May 31, 2004 billed to control affiliates for products and services provided by the principal accountant. The nature of the services comprising the all other fees was related to the principal accountant's report on the registrant's Eligible Asset Coverage. These fees were approved by the registrant's audit committee.

(e) (1) See attachment "Approval of Audit, Audit-related, Tax and Other Services", with the audit committee pre-approval policies and procedures.

(e)(2) There were no fees that were approved by the audit committee pursuant to the de minimis exception for the fiscal year May 31, 2004 on behalf of the registrant or on behalf of the control affiliates that relate directly to the operations and financial reporting of the registrant.

(f) According to the registrant's principal accountant, for the fiscal year ended May 31, 2004, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $22,888 for the fiscal year ended May 31, 2004.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Charles L. Ladner
Dr. John A. Moore
Patti McGill Peterson
John P. Toolan

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

See attached Exhibit "Proxy Voting Policies and Procedures".

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a) The registrant has adopted procedures by which shareholders may recommend
nominees to the registrant's Board of Trustees.   A copy of the procedures is
filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds - Administration Committee Charter".

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(c) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Proxy Voting Policies and Procedures are attached.

(c)(2) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds - Administration Committee Charter".

(c)(3) Approval of Audit, Audit-related, Tax and Other Services is attached.

(c)(4) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund III

By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:  July 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
    -------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:  July 21, 2004

By:
    -----------------------
    Richard A. Brown
    Senior Vice President and Chief Financial Officer

Date:  July 21, 2004